Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Current Liabilities [Abstract]
Revenue sharing fees	¥ 928,756		¥ 1,051,354
Salaries and welfare	156,152		231,465
License fees and content cost	122,033		52,624
Bandwidth costs	120,849		136,444
Marketing and promotion expenses	110,159		175,357
Deposits from content providers, suppliers and advertising customers	35,967		41,941
Other taxes payable	24,154		59,054
Others	94,385		97,213
Total	¥ 1,592,455	$ 230,884	¥ 1,845,452